UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: _________

Central Index Key Number of securitizer: ________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2022-HB9, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001796399

Central Index Key Number of issuing entity (if applicable): _______

Central Index Key Number of underwriter (if applicable): _________

Thomas Buttacavoli

Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Schedule Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHAP 2018-1, LLC
(Sponsor)

By:	/s/ Thomas Buttacavoli
Name:	Thomas Buttacavoli
Title:	Vice President

Date: September 9, 2022

Schedule Index

Schedule Number	Schedule Description
Schedule 1	Total Exception Summary
Schedule 2	Due Diligence Sample Selection
Schedule 3	Data Integrity - MIP Rate
Schedule 4	Data Integrity - Current UPB
Schedule 5	Data Integrity - Current Interest Rate
Schedule 6	Data Integrity - Loan Status
Schedule 7	Data Integrity - Borrower 1 First Name
Schedule 8	Data Integrity - Borrower 1 Last Name
Schedule 9	Data Integrity - Borrower 1 DOB
Schedule 10	Data Integrity - Borrower 2 First Name
Schedule 11	Data Integrity - Borrower 2 Last Name
Schedule 12	Data Integrity - Borrower 2 DOB
Schedule 13	Data Integrity - Current Life Expectancy Set-Aside (LESA)
Schedule 14	Data Integrity - Property City
Schedule 15	Data Integrity - Property State
Schedule 16	Data Integrity - Property Zip
Schedule 17	Data Integrity - Number of Units
Schedule 18	Data Integrity - Property Type
Schedule 19	Data Integrity - Marketable Title Date
Schedule 20	Data Integrity - Maximum Claim Amount
Schedule 21	Data Integrity - Original Note Rate
Schedule 22	Data Integrity - Margin (for adjustable rate loans)
Schedule 23	Data Integrity - Index (for adjustable rate loans)
Schedule 24	Data Integrity - Debenture Interest Rate
Schedule 25	Data Integrity - Closing Date
Schedule 26	Data Integrity - FHA Case Number
Schedule 27	Data Integrity - Called Due Date
Schedule 28	Data Integrity - UPB at Called Due Date
Schedule 29	Data Integrity - Foreclosure First Legal Date
Schedule 30	FHA Insurance
Schedule 31	Borrower's Age
Schedule 32	BPO Results
Schedule 33	Valuation Integrity
Schedule 34	Advance 5a - Property Preservation Fees
Schedule 35	Advance 5b - Tax and Insurance Invoice Integrity
Schedule 36	Advance 5c - Corporate Invoice Integrity
Schedule 37	Blacknight Lien Search Order
Schedule 38	Title Review
Schedule 39	Tax and Title
Schedule 40	Property Tax Itemized